8. EQUIPMENT: Schedule of Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Equipment

	Office Furniture and Equipment	Computer equipment and Systems	Laboratory Equipment	Leasehold Improvements	Total
Cost	$	$	$	$	$
Balance, December 31, 2016	2,071	3,898	38,896	24,182	69,047
Acquired assets	1,636	62,972	-	-	64,608
Acquisitions	3,784	-	-	-	3,784
Balance, December 31, 2017	7,491	66,870	38,896	24,182	137,439
Additions	5,000	-	-	-	5,000
Balance, December 31, 2018	12,491	66,870	38,896	24,182	142,439

Accumulated Amortization
Balance, December 31, 2016	1,089	1,151	19,534	16,256	38,030
Amortization	523	979	5,808	2,378	9,688
Balance, December 31, 2017	1,612	2,130	25,342	18,634	47,718
Amortization	3,264	19,422	4,067	1,849	28,602
Balance, December 31, 2018	4,876	21,552	29,409	20,483	76,320

Write off	1,142	43,972	-	-	45,114

Carrying value
As at December 31, 2017	5,879	64,740	13,554	5,548	89,721
As at December 31, 2018	6,473	1,346	9,487	3,699	21,005